Leases (Details 1) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Feb. 12, 2024	Jun. 30, 2023
Leases
Year ending June 30, 2025 (Remaining 3 months)	$ 30,072
2026	122,042	$ 117,915
2027	126,313	122,042
2028	130,734	126,313
2029	77,796	130,734
2029		77,796
Total minimum lease payments	486,957	574,800
Less amount representing interest	(120,527)	(164,563)
Present value of future minimum lease payments	366,430	410,237	$ 62,124	$ 87,414
Less current portion of operating lease liability	(70,713)	(60,343)		(44,909)
Operating lease liability, net of current portion	$ 295,717	$ 349,894		$ 42,505